Provision for contingencies - Schedule of Provision for Estimated Possible Losses (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Estimated possible losses recognized	R$ 61,193	R$ 63,351
Civil
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Estimated possible losses recognized	46,169	59,206
Labor
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Estimated possible losses recognized	R$ 15,024	R$ 4,145